Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Taxes
Loss before taxes	$ (2,603,169)	$ (602,976)	$ (2,574,000)	$ (1,241,838)
Expected United States income tax benefit at statutory rate of 21%			540,540	259,956
Expected State income tax (expense) benefit at statutory rate of 3.46% and 1.32% At June 30, 2024 and 2023, respectively			1,700,668	97,282
Benefit from income tax	2,241,208	$ 174,395	2,241,208	$ 357,238
Valuation allowance	2,152,167		$ 2,152,167		$ 2,463,599
Federal statutory income tax rate, percentage			21.00%	21.00%
State statutory income tax rate, percentage			66.07%	8.80%
Effective income tax rate, percentage			87.07%	29.80%
Unrecognized tax benefits	$ 0		$ 0		$ 0